Inventories (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	$ 273,482	¥ 1,976,122	¥ 1,816,058
Finished goods	7,568	54,685	118,350
Total	281,050	2,030,807	1,934,408
Less: Inventory allowance	(24,421)	(176,459)	(176,459)
Inventories, net	$ 256,629	¥ 1,854,348	¥ 1,757,949